UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C. 20549
                                  --------

                                FORM N-CSRS
                                  --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                             INVESTMENT COMPANIES

                 INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of registrant as specified in charter)
                                  --------


                              c/o CT Corporation
                              101 Federal Street
                               Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                               SEI Investments
                           One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

         REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-242-5742

                      DATE OF FISCAL YEAR END: JULY 31, 2005

                    DATE OF REPORTING PERIOD: JANUARY 31, 2005

ITEM 1.    REPORTS TO STOCKHOLDERS.


                       THE ADVISORS' INNER CIRCLE FUND II

REAVES SELECT RESEARCH FUND
SEMI-ANNUAL REPORT                                              JANUARY 31, 2005

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                              W.H. REAVES & COMPANY
                              INVESTMENT MANAGEMENT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND II                              REAVES SELECT
                                                                RESEARCH FUND
                                                                JANUARY 31, 2005

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------
Shareholders' Letter ......................................................    1
Statement of Net Assets ...................................................    2
Statement of Operations ...................................................    5
Statement of Changes in Net Assets ........................................    6
Financial Highlights ......................................................    7
Notes to Financial Statements .............................................    8
Disclosure of Fund Expenses ...............................................   13
--------------------------------------------------------------------------------

The Fund files its complete schedule of fund holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C.
Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that The Advisors' Inner Circle Fund II uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-866-342-7058; and (ii) on the Commission's website at http://www.sec.gov.; and beginning no later than August 31, 2004, information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) by calling 1-866-342-7058; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

--------------------------------------------------------------------------------

January 31, 2005

Dear Shareholder:

Welcome to the Reaves Select Research Fund (RSRFX). W. H. Reaves is pleased to be able to offer to individual investors a nearly identical investment strategy that it has provided sophisticated institutional clients for 27 years. The same portfolio managers, investment process, philosophy and sensitivity to risk that characterized the institutional strategy will be applied to the Reaves Select Research Fund.

The current market seems to have just recognized what William H. Reaves identified when he founded our firm in 1961. That is, that utility and energy companies have the capacity to compound value at attractive rates of return over extended periods of time. While that compounded value may not be rewarded immediately with higher stock prices, prudent investors can patiently wait for capital appreciation because they receive an attractive dividend yield.

The key to W. H. Reaves investment success remains its reliance on its home grown team of experienced research analysts. Our team of seven research analysts have an average experience of 25 years in the utility and energy markets. Our analysts will continue to assess a company's dividend policy to determine whether that company's financial discipline will benefit our fund's shareholders. Generally, we will favor companies with growing dividends that can also repurchase their stock. Double digit, medium term EPS growth is also a valuable indicator.

The prospects for utility and energy investments seem favorable. De-levered and restructured utility balance sheets contribute to significant positive cash flows. Payout ratios are down and merger and acquisition activity appears to be increasing. Repeal of the Public Utility Holding Company Act could change the industry dramatically. Energy and commodity prices seem to have stabilized at a higher threshold than in recent history. Oil at $40+/barrel provides a range of opportunity for oil investments. A new energy bill will undoubtedly provide additional investment opportunities. The telecommunications industry will continue to consolidate, compete and re-invest in itself. Throughout this communications industry confusion, our research and experience should continue to uncover value.

The W. H. Reaves team appreciates your confidence. Please contact us at 1-866-342-7058 if you have questions about our industries, investments or regulatory issues. We are always happy to hear from you and equally proud to serve you.

Very truly yours,


William H. Reaves             William A. Ferer          Ronald J. Sorenson
Chairman                      President                 Chief Investment Officer

THE ABOVE COMMENTARY EXPRESSES THE PORTFOLIO MANAGERS' VIEWS AS OF THE DATE SHOWN AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE REGARDING ANY STOCK. THESE VIEWS ARE SUBJECT TO CHANGE. THERE IS NO GUARANTEE THAT ANY FORECASTS MADE WILL COME TO PASS.

THE ADVISORS' INNER CIRCLE FUND II                              REAVES SELECT
                                                                RESEARCH FUND
                                                                JANUARY 31, 2005
                                                                (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
SECTOR WEIGHTINGS (UNAUDITED)+:
--------------------------------------------------------------------------------

40.2% Electric Utilities
23.7% Gas
21.6% Energy
11.2% Telecommunication Services
 3.1% Corporate Obligation
 0.2% Short-Term Investments

+ Percentages are based on investments.

--------------------------------------------------------------------------------
COMMON STOCK -- 95.2%
--------------------------------------------------------------------------------

                                                          SHARES        VALUE
                                                        ----------    ----------
ELECTRIC UTILITIES -- 39.6%
   American Electric Power .........................       7,800      $  274,950
   Constellation Energy Group ......................      12,300         615,000
   Duke Energy .....................................      13,000         348,270
   Exelon ..........................................       9,400         415,950
   FPL .............................................       2,600         199,264
   Great Plains Energy .............................       5,000         151,550
   OGE Energy ......................................       1,500          39,225
   PNM Resources ...................................       3,000          75,690
   PPL .............................................       5,500         297,000
   TXU .............................................       5,000         346,000
   Unisource Energy ................................       4,000         122,000
   Wisconsin Energy ................................       5,000         170,900
                                                                      ----------
                                                                       3,055,799
                                                                      ----------
ENERGY -- 21.3%
   Anadarko Petroleum ..............................       2,300         152,283
   Ashland .........................................       1,500          92,070
   BP ADR ..........................................       4,800         286,176
   ConocoPhillips ..................................       2,400         222,696
   Exxon Mobil .....................................       3,500         180,600
   Nabors Industries Ltd.* .........................       2,000         100,800
   National-Oilwell* ...............................         800          29,504
   Royal Dutch Petroleum ...........................       2,100         122,787
   Schlumberger Ltd. ...............................       2,000         136,080
   Transocean* .....................................       5,400         237,600
   Unocal ..........................................       1,700          80,869
                                                                      ----------
                                                                       1,641,465
                                                                      ----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                              REAVES SELECT
                                                                RESEARCH FUND
                                                                JANUARY 31, 2005
                                                                (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                         SHARES          VALUE
                                                       ----------     ----------
GAS -- 23.3%
   Energen .......................................          2,700     $  158,328
   MDU Resources Group ...........................          7,000        187,180
   Oneok .........................................         16,000        443,200
   Sempra Energy .................................          7,000        260,540
   South Jersey Industries .......................          3,000        159,900
   Southern Union* ...............................         12,500        291,500
   Southwest Gas .................................          6,300        159,831
   UGI ...........................................          1,600         66,672
   Williams ......................................          4,300         72,283
                                                                      ----------
                                                                       1,799,434
                                                                      ----------
TELECOMMUNICATION SERVICES -- 11.0%
   Alltel ........................................          1,300         71,552
   BCE ...........................................          8,000        190,720
   Citizens Communications .......................          8,000        107,920
   Sprint ........................................          7,000        166,810
   Verizon Communications ........................          5,900        209,981
   Vodafone Group* ...............................          4,000        103,920
                                                                      ----------
                                                                         850,903
                                                                      ----------
   TOTAL COMMON STOCK
       (Cost $7,236,038) .........................                     7,347,601
                                                                      ----------

--------------------------------------------------------------------------------
CORPORATE OBLIGATION -- 3.1%
--------------------------------------------------------------------------------

                                                          FACE
                                                         AMOUNT
                                                       ----------
   Calpine
       7.875%, 04/01/08 ..........................     $  325,000        238,875
                                                                      ----------
   TOTAL CORPORATE OBLIGATION
       (Cost $271,463) ...........................                       238,875
                                                                      ----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                              REAVES SELECT
                                                                RESEARCH FUND
                                                                JANUARY 31, 2005
                                                                (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 0.2%
--------------------------------------------------------------------------------

                                                                         SHARES         VALUE
                                                                       ----------    ----------
CASH EQUIVALENTS -- 0.2%
   SEI Government Money Market Fund ................................      7,870      $    7,870
   SEI Prime Obligations Money Market Fund .........................      8,306           8,306
                                                                                     ----------
   TOTAL SHORT-TERM INVESTMENTS
        (Cost $16,176) .............................................                     16,176
                                                                                     ----------
   TOTAL INVESTMENTS -- 98.5%
        (Cost $7,523,677) ..........................................                  7,602,652
                                                                                     ----------
OTHER ASSETS AND LIABILITIES -- 1.5%
   Receivable Due from Investment Advisor ..........................                     17,796
   Trustees Fees Payable ...........................................                       (636)
   Other Assets and Liabilities, Net ...............................                     95,719
                                                                                     ----------
   TOTAL OTHER ASSETS AND LIABILITIES ..............................                    112,879
                                                                                     ----------
   NET ASSETS -- 100.0% ............................................                 $7,715,531
                                                                                     ==========

-----------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------------------

   Paid-in Capital .................................................                  7,625,642
   Undistributed net investment income .............................                      3,145
   Accumulated net realized gain on investments ....................                      7,769
   Net unrealized appreciation on investments ......................                     78,975
                                                                                     ----------
   NET ASSETS ......................................................                 $7,715,531
                                                                                     ==========
   INSTITUTIONAL CLASS SHARES:
   Outstanding Shares of beneficial interest
        (unlimited authorization -- no par value) ..................                    762,564
   NET ASSET VALUE, Offering and Redemption Price Per Share --
        Institutional Class ........................................                 $    10.12
                                                                                     ==========

*     NON-INCOME PRODUCING SECURITY

ADR   AMERICAN DEPOSITARY RECEIPT

LTD.  LIMITED

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                       REAVES SELECT RESEARCH
                                                         FUND FOR THE PERIOD
                                                         ENDED JANUARY 31, 2005*
                                                         (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividends .........................................................    $ 10,107
Interest ..........................................................       3,475
                                                                       --------
  TOTAL INCOME ....................................................      13,582
                                                                       --------
EXPENSES
Investment Advisory Fees ..........................................       6,021
Trustees Fees .....................................................         658
Administration Fees ...............................................          --
Transfer Agent Fees ...............................................      14,884
Organizational Costs ..............................................       6,027
Legal Fees ........................................................       2,740
Audit Fees ........................................................       2,192
Printing Fees .....................................................       1,644
Registration and Filing Fees ......................................         360
Custodian Fees ....................................................         166
Other expenses ....................................................       2,436
                                                                       --------
NET EXPENSES BEFORE EXPENSE WAIVER/REIMBURSEMENT ..................      37,128
                                                                       --------
Less:
Advisory Fee Waiver ...............................................      (6,021)
Reimbursement of Expenses by Investment Advisor ...................     (20,670)
                                                                       --------
NET EXPENSES AFTER EXPENSE WAIVER/REIMBURSEMENT ...................      10,437
                                                                       --------
NET INVESTMENT INCOME .............................................       3,145
                                                                       --------
NET REALIZED GAIN ON INVESTMENTS ..................................       7,769
NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS ..............     107,707
                                                                       --------
TOTAL NET GAIN ON INVESTMENTS .....................................     115,476
                                                                       --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............    $118,621
                                                                       ========

* COMMENCED OPERATIONS ON DECEMBER 22, 2004.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                       PERIOD
                                                                        ENDED
                                                                     JANUARY 31,
                                                                        2005*
                                                                     (UNAUDITED)
                                                                     -----------
OPERATIONS:
  Net Investment Income ..........................................   $    3,145
  Net Realized Gain on Investments ...............................        7,769
  Net Change in Unrealized Appreciation on Investments ...........      107,707
                                                                     ----------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...........      118,621
                                                                     ----------
CAPITAL SHARE TRANSACTIONS:
  Issued .........................................................      525,317
  Issued in Connection with Conversion(1) ........................    7,071,593
                                                                     ----------
  NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS .....    7,596,910
                                                                     ----------
     TOTAL INCREASE IN NET ASSETS ................................    7,715,531
NET ASSETS:
  Beginning of Period ............................................           --
                                                                     ----------
  End of Period (including undistributed net
     investment income of $3,145) ................................   $7,715,531
                                                                     ==========
SHARE TRANSACTIONS:
  Issued .........................................................       55,405
  Issued in Connection with Conversion(1) ........................      707,159
                                                                     ----------
  NET INCREASE IN SHARES OUTSTANDING FROM SHARE TRANSACTIONS .....      762,564
                                                                     ==========

*   COMMENCED OPERATIONS ON DECEMBER 22, 2004.

(1)  SEE NOTE 1 IN NOTES TO FINANCIAL STATEMENTS

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                SELECTED PER SHARE DATA & RATIOS
                                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                      PERIOD
                                                                       ENDED
                                                                    JANUARY 31,
                                                                       2005*
                                                                    (UNAUDITED)
                                                                    -----------
Net Asset Value,
  Beginning of Period ............................................    $10.00
                                                                      ------
Income from Operations:
  Net Investment Income ..........................................        --(1)
  Net Realized and Unrealized Gain ...............................      0.12(1)
                                                                      ------
Total from Operations ............................................      0.12
                                                                      ------
Net Asset Value, End of Period ...................................    $10.12
                                                                      ------
TOTAL RETURN+ ....................................................      1.20%***
                                                                      ------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) ............................    $7,716
Ratio of Expenses to Average Net Assets ..........................      1.30%**
Ratio of Expenses to Average Net Assets (Excluding
  Waivers/Reimbursements) ........................................      4.64%**
Ratio of Net Investment Income to Average Net Assets .............      0.39%**
Portfolio Turnover Rate ..........................................        10%

+ RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES NOT BEEN WAIVED AND EXPENSES ASSUMED BY THE ADVISOR DURING THE PERIOD.

*   COMMENCED OPERATIONS ON DECEMBER 22, 2004.

**  ANNUALIZED

*** NOT ANNUALIZED

(1) PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES FOR THE PERIOD.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1.    ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND II (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 7 funds. The financial statements herein are those of the Reaves Select Research Fund (the "Fund"). The financial statements of the remaining funds are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

On December 22, 2004, the Fund commenced operations as a result of the contribution in-kind of investment securities from the Strong Funds Advisor Utilities and Energy Fund, Class A Shares (the "predecessor fund") managed by W.H. Reaves and Co., Inc. As a result of the reorganization, 587,051 shares of the predecessor fund were exchanged for 707,159 shares of the Fund. The net assets from the predecessor fund that were reorganized into the Fund were valued at $7,071,593 which included unrealized depreciation of $28,732.

2.    SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund:

      USE OF ESTIMATES -- The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in the preparation of its financial statements. Accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

      SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

--------------------------------------------------------------------------------
      over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund will seek to obtain a bid price from at least one independent broker.

      Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees (the "Board"). The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

--------------------------------------------------------------------------------
      SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis.

      EXPENSES -- Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

      DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund distributes substantially all of its net investment income, if any, quarterly. Any realized net capital gains are distributed at least annually. All distributions are recorded on ex-dividend date.

      ORGANIZATION AND OFFERING COSTS -- Organization costs of the Reaves Select Research Fund, which commenced operations on December 22, 2004, have been expensed as incurred. Offering costs, including costs of printing initial prospectuses and registration fees, are being amortized to expense over twelve months. As of January 31, 2005, $20,574 remained to be amortized.

3.    TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

For the period ended January 31, 2005, the Fund paid commissions to an affiliated broker-dealer, W.H. Reaves & Co., in the amount of $2,080.

4.    ADMINISTRATION,  DISTRIBUTION,  SHAREHOLDER  SERVICING AND TRANSFER  AGENT
      AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $45,000 for the first year and $100,000 in subsequent years or 0.09% on the first $50 million, 0.10% of the next $50 million, 0.12% of the next $200 million, 0.08% of the next $200 million and 0.06% of any amount above $500 million of the Fund's average daily net assets.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

--------------------------------------------------------------------------------
The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

Certain brokers, dealers, banks, trust companies and other financial representatives may receive compensation from the Fund for providing a variety of services, including record keeping and transaction processing. Such fees will be based on the assets of the Fund that were serviced by the financial representative.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

5.    INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

Under the terms of an investment advisory agreement, W. H. Reaves & Co., Inc. (the "Adviser"), provides investment advisory services to the Fund at a fee calculated at an annual rate of 0.75% of the Fund's average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Fund's total annual operating expenses from exceeding 1.30% of the Fund's average daily net assets. Wachovia Bank acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

6.    INVESTMENT TRANSACTIONS:

For the period ended January 31, 2005 the Fund made purchases of $1,430,068 and sales of $721,310 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

7.    FEDERAL TAX INFORMATION:

It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments in the timing of recognition of gains or losses on investments.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

--------------------------------------------------------------------------------
Permanent book and tax basis differences, if any, may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in-capital.

The  Federal  tax  cost  and  aggregate  gross   unrealized   appreciation   and
depreciation on investments held by the Fund at January 31, 2005 were as follows:

         FEDERAL         APPRECIATED        DEPRECIATED      NET UNREALIZED
         TAX COST        SECURITIES         SECURITIES        APPRECIATION
         --------        ----------         ----------        ------------
        $7,523,677        $188,147          $(109,172)          $78,975

8.  OTHER:

At January 31, 2005, two shareholders held 80.36% of the total shares outstanding of the Fund. These shareholders include an omnibus account, which is held on behalf of several individual shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------
We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for fund management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a mutual fund's gross income, directly reduce the investment return of a mutual fund. A mutual fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways.

o ACTUAL PORTFOLIO RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

      To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other mutual funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs such as sales charges (loads), and redemption fees, which are described in the Prospectus. If this fee were applied to your account, your costs would be higher.

--------------------------------------------------------------------------------
                                BEGINNING      ENDING                    EXPENSE
                                 ACCOUNT       ACCOUNT     ANNUALIZED     PAID
                                  VALUE         VALUE       EXPENSE      DURING
                                12/22/04       1/31/05       RATIOS      PERIOD*
--------------------------------------------------------------------------------
REAVES SELECT RESEARCH FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Shares            $1,000.00     $1,012.00       1.30%      $1.43
HYPOTHETICAL 5% RETURN
Institutional Shares             1,000.00      1,004.05       1.30        1.43
--------------------------------------------------------------------------------
* Fund commenced operations on December 22, 2004. Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 40/365 (to reflect the period since inception).

                           REAVES SELECT RESEARCH FUND
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009

                               INVESTMENT ADVISER:
                             W.H. Reaves & Co., Inc.
                                10 Exchange Place
                                   18th Floor
                          Jersey City, New Jersey 07302

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004











          This information must be preceded or accompanied by a current prospectus for the Fund described.

WHR-SA-001-0100

ITEM 2.  CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------


                               SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                The Advisors' Inner Circle Fund II


By (Signature and Title)*                   /s/ James F. Volk
                                            ------------------------
                                            James F. Volk, President

Date March 23, 2005





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                   /s/ James F. Volk
                                            ------------------------
                                            James F. Volk, President

Date March 23, 2005


By (Signature and Title)*                   /s/ Peter J. Golden
                                            -----------------------------------
                                            Peter J. Golden, Controller and CFO

Date March 23, 2005
* Print the name and title of each signing officer under his or her signature.